Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Schedule of intangible assets

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Customer contracts	66,590,884	67,687,278	9,722,669
Software	36,937,043	37,670,816	5,411,074
License	942,481	942,481	135,379
Less: accumulated amortization	71,310,260	76,752,418	11,024,795
Intangible assets subject to amortization	33,160,148	29,548,157	4,244,327
License with indefinite life	26,891,801	11,733,541	1,685,418
Foreign currency translation adjustment	(1,927,341)	(3,031,219)	(435,407)
Intangible assets, net	58,124,608	38,250,479	5,494,338

Schedule of intangible assets

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Customer contracts	66,590,884	67,687,278	9,722,669
Software	36,937,043	37,670,816	5,411,074
License	942,481	942,481	135,379
Less: accumulated amortization	71,310,260	76,752,418	11,024,795
Intangible assets subject to amortization	33,160,148	29,548,157	4,244,327
License with indefinite life	26,891,801	11,733,541	1,685,418
Foreign currency translation adjustment	(1,927,341)	(3,031,219)	(435,407)
Intangible assets, net	58,124,608	38,250,479	5,494,338